Financial Assets and Financial Liabilities (Details) - Schedule of Cash and Cash Equivalents - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Cash at Bank and in hand:
Cash at bank and in hand	$ 17,159,764	$ 22,110,278
Total	$ 17,159,764	$ 22,110,278